NON-CASH TRANSACTIONS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non Cash Transactions [abstract]
Right of use assets and lease liabilities	$ 290,390	$ 154,795	$ 4,703,725
Acquisition of financed property, plant and equipment	3,045,788	758,353	11,453,585
Delivery of shares – benefit plans	$ 623,239	$ 397,140	$ 180,572